Shareholder Report, Line Graph (Details) 194695_Themes Silver Miners ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Sep. 30, 2024	May 03, 2024	Sep. 30, 2025
Themes Silver Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Themes Silver Miners ETF
Accumulated Value	$ 11,601	$ 10,000	$ 21,853
MSCI ACWI Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Accumulated Value	11,282	10,000	$ 13,230
STOXX Global Silver Mining Index
Account Value [Line Items]
Line Graph and Table Measure Name			STOXX Global Silver Mining Index
Accumulated Value	$ 11,638	$ 10,000	$ 22,085